Employment - Summary of Employment Costs (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employment expenses [line items]
Share-based payment expense (note 9)	[1]	€ 74	€ 65	€ 58
Total retirement benefits expense (note 30)		304	268	264
Finance costs (net) - applicable to retirement benefit obligations (note 10)		(13)	(10)	(10)
Continuing operations [member]
Disclosure of employment expenses [line items]
Wages and salaries		4,112	3,841	3,629
Social welfare costs		423	407	397
Redundancy, healthcare and other employment benefit costs		584	540	506
Share-based payment expense (note 9)		74	65	58
Total retirement benefits expense (note 30)		304	268	264
Total		5,497	5,121	4,854
Cost of sales		3,467	3,155	2,869
Operating costs		2,017	1,956	1,975
Finance costs (net) - applicable to retirement benefit obligations (note 10)		13	10	10
Total		5,497	5,121	4,854
Continuing and Discontinued operations [member]
Disclosure of employment expenses [line items]
Wages and salaries		4,455	4,226	4,221
Social welfare costs		486	478	483
Redundancy, healthcare and other employment benefit costs		605	581	576
Share-based payment expense (note 9)		77	67	65
Total retirement benefits expense (note 30)		329	296	243
Total		5,952	5,648	5,588
Total		€ 5,952	€ 5,648	€ 5,588

[1]	The total share-based payment expense including discontinued operations amounted to €77 million (2018: €67 million; 2017: €65 million).